Income Taxes	5 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 8.   INCOME TAXES

The income tax provision (benefit) consists of the following:

December 31, 2019
Current
Federal	$32,523
State	-
Deferred
Federal	-
State	-
Income tax provision expense	$32,523

The Company's net deferred tax assets are as follows:

December 31, 2019
Deferred tax asset
Net Operating loss carryforward	$-
Startup/Organizational Costs	18,950
Total deferred tax assets	18,950
Valuation Allowance	(18,950)
Deferred tax asset, net of allowance	$-

In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from July 31, 2019 (date of inception) to December 31, 2019, the valuation allowance was approximately $19,000.

A reconciliation of the statutory federal income tax rate (benefit) to the Company's effective tax rate (benefit) is as follows:

December 31, 2019
Statutory federal income tax rate	21.0%
Valuation allowance	29.3%
Income tax provision expense	50.3%